CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss)/income	¥ (89,247)	¥ 22,637	¥ (90,609)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment	1,733	1,772	2,563
Amortization of intangible assets	266	150	96
Share-based compensation expenses	4,672	13,886	15,018
Amortization of operating lease right-of-use assets, net	11,240	13,606	15,481
Amortization of right of use assets	11,240	13,606	15,481
Allowance for credit losses	28,210	(28,672)	9,853
Losses from disposal of property, equipment and software	42	25	73
Exchange (gains)/losses	21	(3)	68
Fair value changes of short-term investments	(235)	(618)	(670)
Long-term investment income/(loss), net	8,079	(15,964)
Share of (loss)/income from equity method investments	523	(51)	5,473
Disposal gain on a subsidiary	(3,366)	(38,019)
Changes in operating assets and liabilities:
Accounts receivable	(38,816)	6,948	241,475
Receivables due from related parties	676	(608)	(1,780)
Prepayments and other current assets	60	26,034	51
Accounts payable	6,911	(2,801)	(8,375)
Salary and welfare payables	(16,123)	(3,584)	10,208
Taxes payable	(4,713)	(1,962)	(5,988)
Deferred revenue	(1,589)	(3,672)	10,014
Amounts due to related parties	(51)	(1,016)	780
Accrued liabilities and other payables	(5,065)	8,124	3,834
Lease liabilities	(25,391)	(1,201)	(12,604)
Net cash (used in)/provided by operating activities	(122,163)	(4,989)	194,961
Cash flows from investing activities:
Purchase of property and equipment	(5,376)	(1,065)	(1,747)
Purchase of intangible assets	(22)	(591)	(433)
Purchase of short-term investments	(380,498)	(457,490)	(659,210)
Proceeds from maturities of short-term investments	345,904	534,978	689,084
Loan paid to related parties			(2,000)
Loan repayment from related parties		2,000
Cash received from customer in relation to advertisement agent services	68,838	70,208	26,295
Cash paid on behalf of the customer in relation to advertisement agent services		(64,054)	(179,036)
Net cash received upon disposal of a subsidiary	85
Investment in long-term investments	(9,500)	(38,970)	(30,950)
Cash paid to acquire non-controlling interests of subsidiaries		(1,705)
Cash received from disposal of an equity investee	742
Net cash provided/(used in) by investing activities	20,173	43,311	(157,997)
Cash flows from financing activities:
Proceeds from bank loan	14,950	9,950	10,000
Repayment of bank loan	(14,950)	(5,000)	(5,000)
Proceeds from employee options exercised			7
Share repurchase			(5,780)
Cash received from the sale of a noncontrolling interest	226
Capital injection from non-controlling interest shareholders	255	174	750
Net cash used in financing activities	481	5,124	(23)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	362	2,200	(822)
Net decrease in cash and cash equivalents	(101,147)	45,646	36,119
Cash, cash equivalents and restricted cash at beginning of the year	142,611	96,965	60,846
Cash, cash equivalents and restricted cash at end of the year	41,464	142,611	96,965
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	(93)	(171)	(306)
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchases financed by other payable	(1,336)		¥ 107
Intangible assets purchases financed by other payable	¥ (1,073)
The addition of long-term investment in Hangzhou Jialin		¥ 40,000